Segmented Information	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Segmented Information
31. Segmented Information

Based on the primary products we produce, we have two reportable segments that we report to our President and Chief Executive Officer – copper and zinc. Corporate activities are not considered a reportable segment and are included as a reconciliation to total consolidated results. These corporate activities include all of our initiatives in other commodities and groups that provide administrative, technical, financial and other support to our reportable segments. Operating income (expense) – other includes general and administration, exploration, research and innovation and other operating income (expense). Sales between segments are carried out on terms that arm’s-length parties would use. Total assets do not include intra-group receivables between segments. Deferred tax assets have been allocated among segments.

As a result of the sale of our steelmaking coal business in July of 2024, we no longer present the associated steelmaking coal segment in the tables below. The segmented information related to the steelmaking coal business is disclosed as part of Note 5(c), Transactions.
31. Segmented Information (continued)

(CAD$ in millions)	2025
	Copper	Zinc	Corporate	Total
Revenue (Note 6(a))	$6,619	$4,137	$—	$10,756
Cost of sales	(4,846)	(3,253)	—	(8,099)
Gross profit	1,773	884	—	2,657
Operating income (expense) – other	369	(63)	(715)	(409)
Profit (loss) from operations	2,142	821	(715)	2,248
Finance income	10	1	260	271
Finance expense	(693)	(66)	(153)	(912)
Non-operating income (expense)	137	(4)	(81)	52
Share of profit (loss) of joint venture and associate	4	—	(7)	(3)
Profit (loss) from continuing operations before taxes	1,600	752	(696)	1,656

Depreciation and amortization	(1,423)	(259)	(75)	(1,757)
Capital expenditures	1,739	307	16	2,062
	December 31, 2025
Goodwill (Note 8(b))	421	—	—	421
Total assets	$32,916	$4,116	$8,404	$45,436

(CAD$ in millions)	2024
	Copper	Zinc	Corporate	Total
Revenue (Note 6(a))	$5,542	$3,523	$—	$9,065
Cost of sales	(4,497)	(2,961)	—	(7,458)
Gross profit	1,045	562	—	1,607
Asset impairment (Note 8(a))	—	(1,038)	(15)	(1,053)
Operating income (expense) – other	13	39	(615)	(563)
Profit (loss) from operations	1,058	(437)	(630)	(9)
Finance income	23	1	210	234
Finance expense	(687)	(66)	(200)	(953)
Non-operating income (expense)	(94)	6	95	7
Share of profit of joint venture and associate	3	—	—	3
Profit (loss) from continuing operations before taxes	303	(496)	(525)	(718)

Depreciation and amortization	(1,356)	(309)	(61)	(1,726)
Capital expenditures	2,267	345	23	2,635
	December 31, 2024
Goodwill (Note 8(b))	442	—	—	442
Total assets	$34,433	$4,187	$8,417	$47,037
31. Segmented Information (continued)

The geographical distribution of all our non-current assets in 2025 and 2024, other than financial instruments, deferred tax assets and post-employment benefit assets, is as follows:

(CAD$ in millions)	December 31, 2025	December 31, 2024
Canada	$3,067	$3,185
Chile	23,581	24,497
United States	2,433	2,485
Peru	2,565	2,381
Mexico	232	219
Other	35	35
	$31,913	$32,802